Commitments and Contingencies - Exit and Disposal Activity and Liability Balances (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies [Line Items]
Beginning Balance	$ 707
Additions	3,480	$ 1,415	$ 3,700	$ 2,700	$ 2,400
Payments	(1,106)	(708)
Ending Balance	3,081	707	707
Lease Termination Costs
Commitments And Contingencies [Line Items]
Beginning Balance	707
Additions	2,763	1,415	1,400
Payments	(1,106)	(708)
Ending Balance	2,364	$ 707	$ 707
Other Exit Costs
Commitments And Contingencies [Line Items]
Additions	717
Ending Balance	$ 717